Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	March 31,	March 31,
	2025	2024

Office equipment	$1,003,594	$822,262
Furniture & Fitting	70,563	68,490
Office and warehouse renovation	455,313	431,293
Subtotal	1,529,470	1,322,045
Less: accumulated depreciation	(1,149,155)	(816,934)
Total property and equipment, net	$380,315	$505,111